29. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenues	R$ 30,064,020		R$ 25,436,417		R$ 22,968,885
Cost of sales and services	19,124,901		17,263,264		16,105,657
Gross profit	10,939,119		8,173,153		6,863,228
General and administrative expenses	(2,508,875)		(2,853,870)		(2,757,711)
Other operating (income) expenses, net	(2,787,562)		(1,903,081)		2,705,335
Equity in results of affiliated companies	124,324	[1]	175,524	[1]	135,706
Operating result before Financial Income and Taxes	5,714,437		3,541,917		6,946,560
Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	12,886,213		10,950,701		11,353,437
Foreign market [member]
Disclosure of operating segments [line items]
Net revenues	17,177,807		14,485,716		11,615,450
Asia [member]
Disclosure of operating segments [line items]
Net revenues	8,606,405		8,209,796		5,760,316
North America [member]
Disclosure of operating segments [line items]
Net revenues	922,299		767,977		1,506,041
Latin America [member]
Disclosure of operating segments [line items]
Net revenues	327,900		169,036		369,830
Euro [member]
Disclosure of operating segments [line items]
Net revenues	7,315,862		5,336,861		3,921,034
Others [member]
Disclosure of operating segments [line items]
Net revenues	4,346		2,046		58,229
Steel [member]
Disclosure of operating segments [line items]
Net revenues	16,602,895		13,949,032		15,634,143
Cost of sales and services	14,170,692		12,962,861		12,613,216
Gross profit	2,432,203		986,171		3,020,927
General and administrative expenses	(922,862)		(834,977)		(984,980)
Other operating (income) expenses, net	(392,061)		(1,055,190)		1,993,790
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	1,117,280		(903,996)		4,029,736
Steel [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	11,721,339		10,027,999		10,328,372
Steel [member] | Foreign market [member]
Disclosure of operating segments [line items]
Net revenues	4,881,556		3,921,033		5,305,771
Steel [member] | Asia [member]
Disclosure of operating segments [line items]
Net revenues			2,980		40,681
Steel [member] | North America [member]
Disclosure of operating segments [line items]
Net revenues	922,299		767,977		1,506,041
Steel [member] | Latin America [member]
Disclosure of operating segments [line items]
Net revenues	327,900		169,036		369,830
Steel [member] | Euro [member]
Disclosure of operating segments [line items]
Net revenues	3,627,011		2,978,994		3,330,991
Steel [member] | Others [member]
Disclosure of operating segments [line items]
Net revenues	4,346		2,046		58,229
Mining [member]
Disclosure of operating segments [line items]
Net revenues	12,683,231		10,027,649		5,984,781
Cost of sales and services	5,531,763		4,396,247		3,585,691
Gross profit	7,151,468		5,631,402		2,399,091
General and administrative expenses	(179,806)		(186,189)		(144,754)
Other operating (income) expenses, net	(665,881)		(218,009)		(222,957)
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	6,305,781		5,227,204		2,031,379
Mining [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	1,532,589		926,836		972,360
Mining [member] | Foreign market [member]
Disclosure of operating segments [line items]
Net revenues	11,150,642		9,100,813		5,012,420
Mining [member] | Asia [member]
Disclosure of operating segments [line items]
Net revenues	7,461,791		6,742,946		4,422,377
Mining [member] | Euro [member]
Disclosure of operating segments [line items]
Net revenues	3,688,851		2,357,867		590,043
Logistics [member] | Port [member]
Disclosure of operating segments [line items]
Net revenues	256,371		240,451		266,378
Cost of sales and services	187,860		173,344		189,999
Gross profit	68,511		67,107		76,378
General and administrative expenses	(21,949)		(34,560)		(35,423)
Other operating (income) expenses, net	(5,420)		(3,860)		(2,469)
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	41,142		28,687		38,486
Logistics [member] | Port [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	256,371		240,451		266,378
Logistics [member] | Railroads [member]
Disclosure of operating segments [line items]
Net revenues	1,489,647		1,321,355		1,506,114
Cost of sales and services	1,094,130		1,030,210		1,049,071
Gross profit	395,517		291,145		457,043
General and administrative expenses	(114,970)		(109,770)		(106,412)
Other operating (income) expenses, net	52,569		147,155		(34,911)
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	333,116		328,530		315,721
Logistics [member] | Railroads [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	1,489,647		1,321,355		1,506,114
Energy [member]
Disclosure of operating segments [line items]
Net revenues	172,859		325,343		410,606
Cost of sales and services	128,227		266,754		286,734
Gross profit	44,632		58,589		123,872
General and administrative expenses	(30,243)		(29,034)		(27,948)
Other operating (income) expenses, net	(2,967)		(1,486)		(387)
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	11,422		28,069		95,537
Energy [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	172,859		325,343		410,606
Cement [member]
Disclosure of operating segments [line items]
Net revenues	858,192		570,805		588,230
Cost of sales and services	647,132		607,719		544,266
Gross profit	211,060		(36,914)		43,965
General and administrative expenses	(88,232)		(91,466)		(95,893)
Other operating (income) expenses, net	(44,893)		(40,630)		299
Equity in results of affiliated companies
Operating result before Financial Income and Taxes	77,935		(169,010)		(51,628)
Cement [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	857,197		570,805		588,230
Cement [member] | Foreign market [member]
Disclosure of operating segments [line items]
Net revenues	995
Cement [member] | Latin America [member]
Disclosure of operating segments [line items]
Net revenues	995
Corporate expenses/elimination [member]
Disclosure of operating segments [line items]
Net revenues	(1,999,175)		(998,218)		(1,421,366)
Cost of sales and services	(2,634,903)		(2,173,871)		(2,163,321)
Gross profit	635,728		1,175,653		741,956
General and administrative expenses	(1,150,813)		(1,567,874)		(1,362,302)
Other operating (income) expenses, net	(1,728,909)		(731,061)		971,970
Equity in results of affiliated companies	71,755		125,715		135,706
Operating result before Financial Income and Taxes	(2,172,239)		(997,567)		487,330
Corporate expenses/elimination [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net revenues	(3,143,789)		(2,462,088)		(2,718,623)
Corporate expenses/elimination [member] | Foreign market [member]
Disclosure of operating segments [line items]
Net revenues	1,144,614		1,463,870		1,297,258
Corporate expenses/elimination [member] | Asia [member]
Disclosure of operating segments [line items]
Net revenues	R$ 1,144,614		R$ 1,463,870		R$ 1,297,258

[1]	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN's transactions with these companies.